Quarterly Holdings Report
for

Fidelity® 500 Index Fund

November 30, 2020

UEI-QTLY-0121
1.810737.116

Schedule of Investments November 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 11.0%
Diversified Telecommunication Services - 1.5%
AT&T, Inc.	64,720,443	$1,860,713
CenturyLink, Inc. (a)	8,972,587	93,764
Verizon Communications, Inc.	37,588,311	2,270,710
		4,225,187
Entertainment - 2.0%
Activision Blizzard, Inc.	7,011,354	557,262
Electronic Arts, Inc.	2,623,307	335,127
Live Nation Entertainment, Inc. (a)(b)	1,291,015	84,755
Netflix, Inc. (b)	4,005,993	1,965,741
Take-Two Interactive Software, Inc. (b)	1,038,605	187,479
The Walt Disney Co.	16,414,590	2,429,523
		5,559,887
Interactive Media & Services - 5.8%
Alphabet, Inc.:
Class A (b)	2,729,348	4,788,368
Class C (b)	2,666,897	4,695,712
Facebook, Inc. Class A (b)	21,839,475	6,048,879
Twitter, Inc. (b)	7,184,643	334,158
		15,867,117
Media - 1.4%
Charter Communications, Inc. Class A (a)(b)	1,358,686	885,850
Comcast Corp. Class A (a)	41,408,883	2,080,382
Discovery Communications, Inc.:
Class A (a)(b)	1,460,160	39,293
Class C (non-vtg.) (b)	2,806,451	67,411
DISH Network Corp. Class A (b)	2,240,989	80,384
Fox Corp.:
Class A (a)	3,114,017	89,808
Class B	1,430,950	40,610
Interpublic Group of Companies, Inc.	3,541,882	78,913
News Corp.:
Class A	3,525,805	62,230
Class B	1,113,701	19,835
Omnicom Group, Inc. (a)	1,951,774	122,962
ViacomCBS, Inc. Class B (a)	5,121,053	180,671
		3,748,349
Wireless Telecommunication Services - 0.3%
T-Mobile U.S., Inc.	5,284,551	702,528

TOTAL COMMUNICATION SERVICES		30,103,068

CONSUMER DISCRETIONARY - 11.3%
Auto Components - 0.1%
Aptiv PLC	2,452,791	291,146
BorgWarner, Inc.	2,220,426	86,264
		377,410
Automobiles - 0.3%
Ford Motor Co.	35,494,382	322,289
General Motors Co.	11,439,536	501,509
		823,798
Distributors - 0.1%
Genuine Parts Co.	1,310,435	128,907
LKQ Corp. (b)	2,542,946	89,563
Pool Corp.	364,034	125,996
		344,466
Hotels, Restaurants & Leisure - 1.7%
Carnival Corp. (a)	4,704,277	93,991
Chipotle Mexican Grill, Inc. (b)	254,049	327,578
Darden Restaurants, Inc.	1,181,601	127,589
Domino's Pizza, Inc.	357,411	140,309
Hilton Worldwide Holdings, Inc.	2,518,957	261,040
Las Vegas Sands Corp.	2,983,366	166,203
Marriott International, Inc. Class A	2,415,671	306,476
McDonald's Corp.	6,759,115	1,469,702
MGM Mirage, Inc. (a)	3,719,028	105,063
Norwegian Cruise Line Holdings Ltd. (a)(b)	2,866,951	65,567
Royal Caribbean Cruises Ltd. (a)	1,618,462	127,551
Starbucks Corp.	10,618,699	1,040,845
Wynn Resorts Ltd.	881,681	88,609
Yum! Brands, Inc.	2,737,790	289,658
		4,610,181
Household Durables - 0.4%
D.R. Horton, Inc.	3,006,391	223,976
Garmin Ltd.	1,354,951	158,204
Leggett & Platt, Inc. (a)	1,202,602	51,832
Lennar Corp. Class A	2,494,517	189,234
Mohawk Industries, Inc. (b)	543,232	68,355
Newell Brands, Inc. (a)	3,430,204	72,926
NVR, Inc. (b)	31,610	126,351
PulteGroup, Inc.	2,436,019	106,284
Whirlpool Corp.	565,853	110,121
		1,107,283
Internet & Direct Marketing Retail - 5.0%
Amazon.com, Inc. (b)	3,867,391	12,252,049
eBay, Inc.	6,039,551	304,575
Etsy, Inc. (b)	1,083,925	174,187
Expedia, Inc.	1,232,669	153,455
The Booking Holdings, Inc. (b)	371,963	754,508
		13,638,774
Leisure Products - 0.1%
Hasbro, Inc. (a)	1,157,533	107,685
Multiline Retail - 0.6%
Dollar General Corp.	2,262,118	494,454
Dollar Tree, Inc. (b)	2,155,604	235,478
Target Corp.	4,547,401	816,395
		1,546,327
Specialty Retail - 2.3%
Advance Auto Parts, Inc.	628,029	92,760
AutoZone, Inc. (b)	212,183	241,390
Best Buy Co., Inc.	2,092,498	227,664
CarMax, Inc. (b)	1,481,332	138,475
Gap, Inc.	1,866,461	39,121
L Brands, Inc.	2,120,352	82,291
Lowe's Companies, Inc. (a)	6,864,786	1,069,671
O'Reilly Automotive, Inc. (b)	672,775	297,663
Ross Stores, Inc.	3,233,045	347,617
The Home Depot, Inc.	9,778,070	2,712,534
Tiffany & Co., Inc.	981,192	129,007
TJX Companies, Inc.	10,891,762	691,736
Tractor Supply Co.	1,055,729	148,657
Ulta Beauty, Inc. (a)(b)	511,614	140,898
		6,359,484
Textiles, Apparel & Luxury Goods - 0.7%
Hanesbrands, Inc.	3,162,545	44,908
NIKE, Inc. Class B	11,307,882	1,523,172
PVH Corp.	644,362	51,220
Ralph Lauren Corp. (a)	437,493	37,515
Tapestry, Inc.	2,509,258	71,062
Under Armour, Inc.:
Class A (sub. vtg.) (a)(b)	1,714,701	28,413
Class C (non-vtg.) (a)(b)	1,763,909	25,665
VF Corp.	2,902,315	242,053
		2,024,008

TOTAL CONSUMER DISCRETIONARY		30,939,416

CONSUMER STAPLES - 6.8%
Beverages - 1.6%
Brown-Forman Corp. Class B (non-vtg.)	1,657,958	133,731
Constellation Brands, Inc. Class A (sub. vtg.)	1,526,224	314,158
Molson Coors Beverage Co. Class B	1,708,211	78,578
Monster Beverage Corp. (b)	3,353,451	284,306
PepsiCo, Inc.	12,577,417	1,814,041
The Coca-Cola Co.	35,116,150	1,811,993
		4,436,807
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	4,010,617	1,571,239
Kroger Co.	7,066,343	233,189
Sysco Corp.	4,619,326	329,312
Walgreens Boots Alliance, Inc.	6,533,114	248,324
Walmart, Inc.	12,612,897	1,927,125
		4,309,189
Food Products - 1.1%
Archer Daniels Midland Co.	5,047,260	251,202
Campbell Soup Co. (a)	1,838,964	91,985
Conagra Brands, Inc.	4,437,143	162,222
General Mills, Inc. (a)	5,549,316	337,509
Hormel Foods Corp. (a)	2,548,812	120,253
Kellogg Co.	2,305,045	147,315
Lamb Weston Holdings, Inc.	1,319,971	95,540
McCormick & Co., Inc. (non-vtg.)	1,125,864	210,514
Mondelez International, Inc.	12,974,412	745,380
The Hershey Co.	1,339,000	198,025
The J.M. Smucker Co. (a)	1,036,199	121,443
The Kraft Heinz Co.	5,885,853	193,880
Tyson Foods, Inc. Class A	2,672,850	174,270
		2,849,538
Household Products - 1.7%
Church & Dwight Co., Inc.	2,246,473	197,173
Clorox Co.	1,146,472	232,688
Colgate-Palmolive Co.	7,788,253	666,986
Kimberly-Clark Corp.	3,097,923	431,572
Procter & Gamble Co.	22,614,656	3,140,497
		4,668,916
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	2,048,973	502,654
Tobacco - 0.6%
Altria Group, Inc.	16,880,888	672,366
Philip Morris International, Inc.	14,145,732	1,071,539
		1,743,905

TOTAL CONSUMER STAPLES		18,511,009

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	5,961,776	111,604
Halliburton Co.	7,979,650	132,382
National Oilwell Varco, Inc.	3,527,001	43,241
Schlumberger Ltd.	12,608,924	262,140
TechnipFMC PLC	3,836,645	31,883
		581,250
Oil, Gas & Consumable Fuels - 2.1%
Apache Corp.	3,428,679	44,196
Cabot Oil & Gas Corp. (a)	3,620,527	63,432
Chevron Corp.	17,486,289	1,524,455
Concho Resources, Inc.	1,786,802	102,705
ConocoPhillips Co.	9,742,732	385,422
Devon Energy Corp.	3,477,194	48,646
Diamondback Energy, Inc. (a)	1,433,605	57,287
EOG Resources, Inc.	5,288,858	247,942
Exxon Mobil Corp.	38,407,471	1,464,477
Hess Corp.	2,483,070	117,151
HollyFrontier Corp. (a)	1,353,943	31,669
Kinder Morgan, Inc.	17,682,453	254,274
Marathon Oil Corp.	7,170,917	42,452
Marathon Petroleum Corp.	5,910,647	229,806
Occidental Petroleum Corp.	7,604,115	119,841
ONEOK, Inc.	4,034,943	144,733
Phillips 66 Co.	3,966,771	240,307
Pioneer Natural Resources Co.	1,492,213	150,087
The Williams Companies, Inc.	11,023,454	231,272
Valero Energy Corp.	3,703,892	199,158
		5,699,312

TOTAL ENERGY		6,280,562

FINANCIALS - 10.4%
Banks - 3.8%
Bank of America Corp.	69,256,865	1,950,273
Citigroup, Inc.	18,910,775	1,041,416
Citizens Financial Group, Inc.	3,877,133	126,627
Comerica, Inc.	1,262,970	62,138
Fifth Third Bancorp	6,469,698	163,942
First Republic Bank	1,563,447	202,560
Huntington Bancshares, Inc.	9,240,812	111,629
JPMorgan Chase & Co.	27,683,147	3,263,289
KeyCorp	8,865,574	137,062
M&T Bank Corp.	1,165,242	135,739
Peoples United Financial, Inc. (a)	3,858,483	47,845
PNC Financial Services Group, Inc.	3,856,004	532,398
Regions Financial Corp.	8,721,747	133,181
SVB Financial Group (b)	470,175	162,145
Truist Financial Corp. (a)	12,241,111	568,232
U.S. Bancorp	12,451,672	538,037
Wells Fargo & Co.	37,424,752	1,023,567
Zions Bancorp NA	1,489,505	57,480
		10,257,560
Capital Markets - 2.7%
Ameriprise Financial, Inc.	1,092,474	202,370
Bank of New York Mellon Corp.	7,403,048	289,607
BlackRock, Inc. Class A	1,288,143	899,575
Cboe Global Markets, Inc.	987,910	90,216
Charles Schwab Corp.	13,454,016	656,287
CME Group, Inc.	3,257,587	570,175
Franklin Resources, Inc. (a)	2,429,790	53,431
Goldman Sachs Group, Inc.	3,125,440	720,664
Intercontinental Exchange, Inc.	5,098,137	537,904
Invesco Ltd. (a)	3,420,111	55,508
MarketAxess Holdings, Inc.	344,922	185,975
Moody's Corp.	1,466,290	413,992
Morgan Stanley	12,970,008	801,936
MSCI, Inc.	759,723	311,046
Northern Trust Corp.	1,890,229	176,018
Raymond James Financial, Inc.	1,108,854	100,850
S&P Global, Inc.	2,189,142	770,096
State Street Corp.	3,200,898	225,599
T. Rowe Price Group, Inc.	2,061,846	295,689
The NASDAQ OMX Group, Inc.	1,044,435	133,677
		7,490,615
Consumer Finance - 0.5%
American Express Co.	5,924,130	702,543
Capital One Financial Corp.	4,147,884	355,225
Discover Financial Services	2,783,397	212,011
Synchrony Financial	4,931,396	150,260
		1,420,039
Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc. Class B (b)	18,005,628	4,121,668
Insurance - 1.9%
AFLAC, Inc.	6,022,491	264,568
Allstate Corp.	2,836,946	290,361
American International Group, Inc.	7,824,901	300,789
Aon PLC	2,104,210	431,132
Arthur J. Gallagher & Co.	1,739,505	200,756
Assurant, Inc.	541,816	69,959
Chubb Ltd.	4,100,017	606,106
Cincinnati Financial Corp. (a)	1,358,850	103,748
Everest Re Group Ltd.	363,088	82,541
Globe Life, Inc.	890,118	82,870
Hartford Financial Services Group, Inc.	3,253,698	143,813
Lincoln National Corp.	1,650,060	77,916
Loews Corp.	2,165,318	90,748
Marsh & McLennan Companies, Inc.	4,601,095	527,470
MetLife, Inc.	7,008,103	323,564
Principal Financial Group, Inc.	2,319,064	115,466
Progressive Corp.	5,317,497	463,207
Prudential Financial, Inc.	3,588,015	271,326
The Travelers Companies, Inc.	2,299,879	298,179
Unum Group	1,849,026	41,104
W.R. Berkley Corp.	1,277,362	83,195
Willis Towers Watson PLC	1,170,491	243,685
		5,112,503

TOTAL FINANCIALS		28,402,385

HEALTH CARE - 13.6%
Biotechnology - 1.9%
AbbVie, Inc.	16,030,992	1,676,521
Alexion Pharmaceuticals, Inc. (b)	1,990,874	243,106
Amgen, Inc.	5,320,195	1,181,296
Biogen, Inc. (b)	1,438,048	345,376
Gilead Sciences, Inc.	11,388,292	690,928
Incyte Corp. (b)	1,688,583	142,753
Regeneron Pharmaceuticals, Inc. (b)	949,624	490,034
Vertex Pharmaceuticals, Inc. (b)	2,365,970	538,850
		5,308,864
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	16,082,741	1,740,474
Abiomed, Inc. (b)	409,188	112,158
Align Technology, Inc. (b)	651,258	313,444
Baxter International, Inc.	4,598,395	349,800
Becton, Dickinson & Co.	2,633,046	618,345
Boston Scientific Corp. (b)	12,995,642	430,806
Danaher Corp.	5,735,133	1,288,283
Dentsply Sirona, Inc.	1,984,724	101,003
DexCom, Inc. (b)	869,680	278,019
Edwards Lifesciences Corp. (b)	5,647,632	473,780
Hologic, Inc. (b)	2,352,510	162,629
IDEXX Laboratories, Inc. (a)(b)	772,604	356,155
Intuitive Surgical, Inc. (b)	1,063,015	771,802
Medtronic PLC	12,210,278	1,388,309
ResMed, Inc.	1,316,219	275,880
STERIS PLC	772,585	149,735
Stryker Corp.	2,968,306	692,803
Teleflex, Inc.	422,532	161,724
The Cooper Companies, Inc.	446,303	149,610
Varian Medical Systems, Inc. (b)	827,787	144,018
West Pharmaceutical Services, Inc.	670,740	184,561
Zimmer Biomet Holdings, Inc.	1,880,756	280,458
		10,423,796
Health Care Providers & Services - 2.7%
AmerisourceBergen Corp.	1,335,126	137,665
Anthem, Inc.	2,284,574	711,690
Cardinal Health, Inc.	2,656,440	145,015
Centene Corp. (b)	5,263,659	324,505
Cigna Corp.	3,335,498	697,586
CVS Health Corp.	11,887,711	805,868
DaVita HealthCare Partners, Inc. (b)	683,490	75,081
HCA Holdings, Inc.	2,395,028	359,518
Henry Schein, Inc. (b)	1,296,845	83,400
Humana, Inc.	1,201,694	481,302
Laboratory Corp. of America Holdings (b)	884,741	176,807
McKesson Corp.	1,473,266	265,055
Quest Diagnostics, Inc.	1,219,951	151,250
UnitedHealth Group, Inc.	8,632,449	2,903,438
Universal Health Services, Inc. Class B	705,794	92,163
		7,410,343
Health Care Technology - 0.1%
Cerner Corp.	2,773,959	207,603
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	2,800,558	327,385
Bio-Rad Laboratories, Inc. Class A (b)	194,296	104,628
Illumina, Inc. (b)	1,326,202	427,156
IQVIA Holdings, Inc. (b)	1,737,425	293,607
Mettler-Toledo International, Inc. (b)	217,742	250,412
PerkinElmer, Inc.	1,015,680	135,085
Thermo Fisher Scientific, Inc.	3,593,363	1,670,842
Waters Corp. (b)	562,509	130,508
		3,339,623
Pharmaceuticals - 3.9%
Bristol-Myers Squibb Co.	20,473,785	1,277,564
Catalent, Inc. (b)	1,490,969	143,342
Eli Lilly & Co.	7,211,178	1,050,308
Johnson & Johnson	23,915,454	3,460,088
Merck & Co., Inc.	22,974,547	1,846,924
Perrigo Co. PLC	1,239,725	59,780
Pfizer, Inc.	50,476,333	1,933,748
Viatris, Inc. (b)	10,958,772	184,327
Zoetis, Inc. Class A	4,316,016	692,203
		10,648,284

TOTAL HEALTH CARE		37,338,513

INDUSTRIALS - 8.7%
Aerospace & Defense - 1.7%
General Dynamics Corp.	2,111,159	315,302
Harris Corp.	1,963,823	377,034
Howmet Aerospace, Inc.	3,565,557	83,648
Huntington Ingalls Industries, Inc.	367,812	58,920
Lockheed Martin Corp.	2,234,532	815,604
Northrop Grumman Corp.	1,408,354	425,689
Raytheon Technologies Corp.	13,876,572	995,228
Teledyne Technologies, Inc. (a)(b)	334,848	126,552
Textron, Inc.	2,071,375	93,419
The Boeing Co.	4,819,582	1,015,534
TransDigm Group, Inc.	492,384	285,184
		4,592,114
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,224,671	115,082
Expeditors International of Washington, Inc.	1,522,939	136,105
FedEx Corp.	2,189,479	627,461
United Parcel Service, Inc. Class B	6,422,821	1,098,752
		1,977,400
Airlines - 0.3%
Alaska Air Group, Inc.	1,123,093	57,244
American Airlines Group, Inc. (a)	4,969,271	70,216
Delta Air Lines, Inc.	5,794,021	233,209
Southwest Airlines Co.	5,358,144	248,296
United Airlines Holdings, Inc. (a)(b)	2,643,175	119,075
		728,040
Building Products - 0.5%
A.O. Smith Corp. (a)	1,229,688	69,244
Allegion PLC	837,806	95,543
Carrier Global Corp.	7,395,804	281,558
Fortune Brands Home & Security, Inc.	1,254,880	104,782
Johnson Controls International PLC	6,758,616	311,167
Masco Corp.	2,375,648	127,501
Trane Technologies PLC	2,174,190	317,954
		1,307,749
Commercial Services & Supplies - 0.4%
Cintas Corp.	789,719	280,587
Copart, Inc. (b)	1,876,710	216,666
Republic Services, Inc.	1,909,414	184,679
Rollins, Inc.	1,339,751	76,607
Waste Management, Inc.	3,530,459	420,584
		1,179,123
Construction & Engineering - 0.1%
Jacobs Engineering Group, Inc.	1,182,756	127,548
Quanta Services, Inc.	1,253,727	85,680
		213,228
Electrical Equipment - 0.5%
AMETEK, Inc.	2,085,862	247,237
Eaton Corp. PLC	3,634,339	440,155
Emerson Electric Co.	5,428,272	417,000
Rockwell Automation, Inc.	1,053,395	269,206
		1,373,598
Industrial Conglomerates - 1.2%
3M Co.	5,232,320	903,779
General Electric Co.	79,511,156	809,424
Honeywell International, Inc.	6,374,700	1,299,929
Roper Technologies, Inc.	951,150	406,141
		3,419,273
Machinery - 1.7%
Caterpillar, Inc.	4,918,819	853,858
Cummins, Inc.	1,341,427	310,098
Deere & Co.	2,846,565	744,718
Dover Corp.	1,307,764	159,586
Flowserve Corp. (a)	1,182,323	40,294
Fortive Corp.	3,061,819	214,725
IDEX Corp.	685,901	132,482
Illinois Tool Works, Inc.	2,613,422	551,667
Ingersoll Rand, Inc. (b)	3,371,664	149,264
Otis Worldwide Corp.	3,697,872	247,536
PACCAR, Inc.	3,144,271	273,740
Parker Hannifin Corp.	1,167,804	312,107
Pentair PLC	1,507,048	78,095
Snap-On, Inc. (a)	494,746	87,001
Stanley Black & Decker, Inc.	1,450,484	267,339
Westinghouse Air Brake Co.	1,624,888	119,104
Xylem, Inc.	1,634,671	156,879
		4,698,493
Professional Services - 0.3%
Equifax, Inc.	1,103,264	184,135
IHS Markit Ltd.	3,388,187	336,989
Nielsen Holdings PLC	3,240,601	52,401
Robert Half International, Inc.	1,041,298	66,831
Verisk Analytics, Inc.	1,475,045	292,516
		932,872
Road & Rail - 1.1%
CSX Corp.	6,949,415	625,795
J.B. Hunt Transport Services, Inc.	757,120	102,423
Kansas City Southern	857,026	159,553
Norfolk Southern Corp.	2,317,301	549,247
Old Dominion Freight Lines, Inc.	873,944	177,725
Union Pacific Corp.	6,166,285	1,258,415
		2,873,158
Trading Companies & Distributors - 0.2%
Fastenal Co.	5,210,573	257,663
United Rentals, Inc. (a)(b)	654,744	148,614
W.W. Grainger, Inc.	408,765	170,986
		577,263

TOTAL INDUSTRIALS		23,872,311

INFORMATION TECHNOLOGY - 27.4%
Communications Equipment - 0.8%
Arista Networks, Inc.(b)	497,223	134,598
Cisco Systems, Inc.	38,454,632	1,654,318
F5 Networks, Inc. (b)	555,669	90,468
Juniper Networks, Inc.	3,013,470	65,603
Motorola Solutions, Inc.	1,542,273	264,546
		2,209,533
Electronic Equipment & Components - 0.6%
Amphenol Corp. Class A	2,710,330	354,538
CDW Corp.	1,295,954	169,109
Corning, Inc.	6,912,128	258,652
FLIR Systems, Inc.	1,191,056	45,546
IPG Photonics Corp. (b)	324,122	67,096
Keysight Technologies, Inc. (b)	1,699,889	204,055
TE Connectivity Ltd.	2,997,926	341,674
Vontier Corp. (b)	1,224,726	40,624
Zebra Technologies Corp. Class A (b)	484,518	183,351
		1,664,645
IT Services - 5.5%
Accenture PLC Class A	5,778,944	1,439,477
Akamai Technologies, Inc. (b)	1,477,943	152,982
Automatic Data Processing, Inc.	3,905,620	679,109
Broadridge Financial Solutions, Inc.	1,046,083	153,649
Cognizant Technology Solutions Corp. Class A	4,925,488	384,828
DXC Technology Co.	2,309,000	50,590
Fidelity National Information Services, Inc.	5,628,210	835,283
Fiserv, Inc. (b)	5,048,736	581,513
FleetCor Technologies, Inc. (b)	763,493	202,486
Gartner, Inc. (b)	810,555	123,204
Global Payments, Inc.	2,718,196	530,565
IBM Corp.	8,089,642	999,233
Jack Henry & Associates, Inc. (a)	696,184	111,988
Leidos Holdings, Inc.	1,214,132	122,263
MasterCard, Inc. Class A	8,024,041	2,700,170
Paychex, Inc.	2,910,195	271,085
PayPal Holdings, Inc. (b)	10,657,759	2,282,039
The Western Union Co.	3,733,382	84,225
VeriSign, Inc. (b)	918,091	184,279
Visa, Inc. Class A (a)	15,314,972	3,221,504
		15,110,472
Semiconductors & Semiconductor Equipment - 5.2%
Advanced Micro Devices, Inc. (b)	10,664,635	988,185
Analog Devices, Inc.	3,356,926	466,881
Applied Materials, Inc.	8,295,877	684,244
Broadcom, Inc.	3,653,278	1,467,083
Intel Corp.	38,632,444	1,867,879
KLA-Tencor Corp.	1,412,142	355,817
Lam Research Corp.	1,322,796	598,777
Maxim Integrated Products, Inc.	2,425,107	201,381
Microchip Technology, Inc. (a)	2,293,167	308,179
Micron Technology, Inc. (b)	10,091,834	646,786
NVIDIA Corp.	5,604,566	3,004,384
Qorvo, Inc. (b)	1,037,671	162,582
Qualcomm, Inc.	10,248,690	1,508,300
Skyworks Solutions, Inc.	1,517,285	214,195
Teradyne, Inc.	1,508,166	166,411
Texas Instruments, Inc.	8,320,048	1,341,608
Xilinx, Inc.	2,219,244	323,011
		14,305,703
Software - 8.7%
Adobe, Inc. (b)	4,357,073	2,084,729
ANSYS, Inc. (b)	779,271	263,440
Autodesk, Inc. (b)	1,991,838	558,173
Cadence Design Systems, Inc. (b)	2,532,447	294,524
Citrix Systems, Inc.	1,122,111	139,052
Fortinet, Inc. (b)	1,220,110	150,354
Intuit, Inc.	2,378,144	837,154
Microsoft Corp.	68,741,343	14,715,459
Nortonlifelock, Inc.	5,368,415	97,866
Oracle Corp.	17,560,997	1,013,621
Paycom Software, Inc. (b)	444,763	185,502
Salesforce.com, Inc. (b)	8,266,053	2,031,796
ServiceNow, Inc. (b)	1,742,230	931,309
Synopsys, Inc. (b)	1,378,542	313,618
Tyler Technologies, Inc. (b)	365,532	156,301
		23,772,898
Technology Hardware, Storage & Peripherals - 6.6%
Apple, Inc.	146,031,039	17,384,996
Hewlett Packard Enterprise Co.	11,684,963	129,002
HP, Inc.	12,476,264	273,604
NetApp, Inc.	2,016,599	107,505
Seagate Technology LLC (a)	2,027,335	119,228
Western Digital Corp.	2,748,017	123,331
Xerox Holdings Corp.	1,625,343	35,579
		18,173,245

TOTAL INFORMATION TECHNOLOGY		75,236,496

MATERIALS - 2.7%
Chemicals - 1.9%
Air Products & Chemicals, Inc.	2,006,507	562,103
Albemarle Corp. U.S. (a)	966,111	131,362
Celanese Corp. Class A	1,074,505	138,966
CF Industries Holdings, Inc.	1,942,793	72,466
Corteva, Inc.	6,799,682	260,564
Dow, Inc.	6,732,029	356,865
DuPont de Nemours, Inc.	6,665,783	422,877
Eastman Chemical Co.	1,229,463	119,750
Ecolab, Inc.	2,255,315	501,018
FMC Corp.	1,176,922	136,535
International Flavors & Fragrances, Inc. (a)	971,333	108,886
Linde PLC	4,772,147	1,223,674
LyondellBasell Industries NV Class A	2,334,988	198,707
PPG Industries, Inc.	2,143,515	314,604
Sherwin-Williams Co.	744,354	556,501
The Mosaic Co.	3,133,577	68,813
		5,173,691
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	565,625	150,247
Vulcan Materials Co.	1,203,101	168,013
		318,260
Containers & Packaging - 0.4%
Amcor PLC	14,247,425	161,423
Avery Dennison Corp.	758,134	113,220
Ball Corp.	2,966,396	284,804
International Paper Co.	3,570,692	176,678
Packaging Corp. of America	861,441	111,987
Sealed Air Corp.	1,414,095	63,719
WestRock Co.	2,358,424	99,549
		1,011,380
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	13,191,345	308,546
Newmont Corp.	7,294,753	429,077
Nucor Corp.	2,742,285	147,261
		884,884

TOTAL MATERIALS		7,388,215

REAL ESTATE - 2.5%
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	1,065,384	174,435
American Tower Corp.	4,029,210	931,553
Apartment Investment & Management Co. Class A	1,663,650	50,492
AvalonBay Communities, Inc.	1,278,459	212,978
Boston Properties, Inc.	1,286,479	126,281
Crown Castle International Corp.	3,812,086	638,791
Digital Realty Trust, Inc.	2,443,436	329,253
Duke Realty Corp.	3,366,029	128,111
Equinix, Inc.	804,414	561,312
Equity Residential (SBI)	3,110,518	180,161
Essex Property Trust, Inc.	592,340	145,645
Extra Space Storage, Inc.	1,172,417	132,167
Federal Realty Investment Trust (SBI)	625,235	54,533
Healthpeak Properties, Inc.	4,889,863	141,121
Host Hotels & Resorts, Inc.	6,406,312	89,881
Iron Mountain, Inc. (a)	2,617,409	71,979
Kimco Realty Corp.	3,928,682	56,730
Mid-America Apartment Communities, Inc.	1,038,843	131,060
Prologis (REIT), Inc.	6,710,656	671,401
Public Storage	1,381,417	310,073
Realty Income Corp.	3,134,188	187,957
Regency Centers Corp.	1,432,978	65,315
SBA Communications Corp. Class A	1,016,806	292,006
Simon Property Group, Inc.	2,954,342	243,940
SL Green Realty Corp. (a)	665,381	38,526
UDR, Inc.	2,680,264	103,110
Ventas, Inc.	3,388,974	162,366
Vornado Realty Trust	1,423,793	55,400
Welltower, Inc.	3,790,585	238,731
Weyerhaeuser Co.	6,778,777	196,856
		6,722,164
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (b)	3,045,526	186,203

TOTAL REAL ESTATE		6,908,367

UTILITIES - 2.9%
Electric Utilities - 1.8%
Alliant Energy Corp.	2,267,657	119,279
American Electric Power Co., Inc.	4,506,860	382,587
Duke Energy Corp.	6,680,350	619,001
Edison International	3,435,600	210,808
Entergy Corp.	1,818,631	197,958
Evergy, Inc.	2,060,406	114,167
Eversource Energy	3,112,651	272,388
Exelon Corp.	8,851,982	363,551
FirstEnergy Corp.	4,924,291	130,789
NextEra Energy, Inc.	17,791,020	1,309,241
NRG Energy, Inc.	2,217,646	72,628
Pinnacle West Capital Corp.	1,022,418	83,685
PPL Corp.	6,983,300	198,465
Southern Co.	9,593,446	574,168
Xcel Energy, Inc.	4,771,983	321,441
		4,970,156
Gas Utilities - 0.0%
Atmos Energy Corp.	1,120,515	107,446
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	6,041,757	123,494
Multi-Utilities - 0.9%
Ameren Corp.	2,244,368	174,567
CenterPoint Energy, Inc. (a)	4,948,908	114,765
CMS Energy Corp.	2,600,452	160,032
Consolidated Edison, Inc.	3,038,426	231,680
Dominion Energy, Inc.	7,631,438	598,992
DTE Energy Co.	1,749,961	220,163
NiSource, Inc. (a)	3,479,214	84,197
Public Service Enterprise Group, Inc.	4,594,074	267,743
Sempra Energy	2,627,516	334,956
WEC Energy Group, Inc.	2,865,278	272,058
		2,459,153
Water Utilities - 0.1%
American Water Works Co., Inc.	1,645,981	252,461

TOTAL UTILITIES		7,912,710

TOTAL COMMON STOCKS
(Cost $142,393,839)		272,893,052
	Principal Amount (000s)	Value (000s)

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.1% 2/4/21 (c)
(Cost $24,996)	25,000	24,996
	Shares	Value (000s)

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.09% (d)	837,102,108	$837,270
Fidelity Securities Lending Cash Central Fund 0.09% (d)(e)	1,699,197,217	1,699,367
TOTAL MONEY MARKET FUNDS
(Cost $2,536,630)		2,536,637
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $144,955,465)		275,454,685
NET OTHER ASSETS (LIABILITIES) - (0.5)%(f)		(1,266,221)
NET ASSETS - 100%		$274,188,464

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	7,054	Dec. 2020	$1,277,903	$68,355	$68,355

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $24,996,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $58,343,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,376
Fidelity Securities Lending Cash Central Fund	5,341
Total	$6,717

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.